INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
INTANGIBLE
Goodwill	R$ 233,228	R$ 233,399
Other	4,018	3,405
Goodwill and intangible assets with indefinite useful life	8,203,199	8,019,788
Facepa
INTANGIBLE
Goodwill	119,332	119,332
Fibria
INTANGIBLE
Goodwill	7,897,051	R$ 7,897,051
MMC Brasil
INTANGIBLE
Goodwill	R$ 182,798